Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of fair value of each option grant estimated using black-scholes option-pricing model
The fair value of stock option awards was determined on the grant date using the Black-Scholes valuation model based on the following assumptions:

	9/30/2020	12/31/2019
Expected term (years) (1)	5.96 — 6.02	5.27 — 6.02
Common stock (price per share)	$22.80 —$ 76.93	$17.38 —$ 22.80
Expected volatility (2)	49.3% — 51.9%	44.6% — 49.3%
Risk-free interest rate (3)	0.4% — 1.8%	1.6% — 1.9%
Dividend yield (4)	0%	0%
(1)
The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the vesting term and the original contractual term (contractual period to exercise). If the option contains graded vesting, then the vesting term would be based on the vesting pattern.

(2)	Volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ report volatilities.
(3)	Risk free rate was obtained from US treasury notes for the expected terms noted as of the valuation date.
(4)	The Company has assumed a dividend yield of zero as they have no plans to declare dividends in the foreseeable future.
The fair value of stock option awards in 2019 was determined on the grant date using the Black-Scholes valuation model based on the following assumptions:

2019
Expected term (years) (1)	5.27 – 6.02
Current stock value	$17.38 – 22.80
Expected volatility (2)	44.6% – 49.3%
Risk-free interest rate (3)	1.6% – 1.9%
Dividend yield (4)	0%
(1)
The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the vesting term and the original contractual term (contractual period to exercise). If the option contains graded vesting, then the vesting term would be based on the vesting pattern.

(2)	Volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
(3)	Risk free rate was obtained from US treasury notes for the expected terms noted as of the valuation date.
(4)	The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.

Summary of stock options
A summary of the Company’s stock option activity for nine months ended September 30, 2020 is as follows:

	Number of Common Stock options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (In Thousands)
Outstanding as of December 31, 2019	365,938	$22.73	9.76	$22
Granted	921,721	22.73	—	—
Exercised	—		—	—
Forfeited	(87,685)	22.73	—	—
Expired	—	—	—	—

Outstanding as of September 30, 2020	1,199,974	$22.73	9.32	$141,657

Vested and exercisable as of September 30, 2020	59,538	$22.73	9.06	$7,028

Vested and expected to vest as of September 30, 2020	1,199,974	$22.73	9.32	$141,657

A summary of the Company’s stock option activity for years ended 2019 and 2018 is as follows:

	Number of Common Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (In Thousands)
Outstanding as of January 1, 2019	—	$—	—	$—

Granted	366,988	22.73	9.76
Exercised	—	—	—
Forfeited	(1,050)	22.73	9.61
Expired	—	—	—

Outstanding as of December 31, 2019	365,938	22.73	9.76	22

Vested and exercisable as of December 31, 2019	26,035	22.73	9.75	2

Vested and expected to vest as of December 31, 2019	365,938	$22.73	9.76	$22

Summary of non-employee restricted stock activity
Non-employee
restricted stock activity for the nine months ended September 30, 2020 is as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2019	1,999	$17.61
Granted	—	—
Exercised	—	—
Forfeited	—	—
Vested	(1,375)	17.61

Outstanding as of September 30, 2020	624	$17.61

Non-employee restricted stock activity for years ended 2019 and 2018 is as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2017	37,989	$0.05
Granted	2,800	13.75
Forfeited	(625)	0.05
Vested	(22,946)	0.64

Outstanding as of December 31, 2018	17,218	1.46
Granted	—	—
Forfeited	—	—
Vested	(15,219)	17.61

Outstanding as of December 31, 2019	1,999	$17.61

Summary of stock-based compensation expense by function	Total stock-based compensation expense by function was as follows (in thousands):

	Nine Months ended September 30,
	2020	2019
Cost of sales	$237	$69
Research and development	1,608	616
Sales and marketing	334	107
General and administrative	2,531	1,064

Total	$4,710	$1,856

Total stock-based compensation expense by function was as follows (in thousands):

	Year Ended December 31,
	2019	2018
Cost of sales	$92	$66
Research and development	914	564
Sales and marketing	163	83
General and administrative	1,533	1,349

Total	$2,702	$2,062

Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock options
Employee restricted stock activity for the nine months ended September 30, 2020 is as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2019	458,257	$10.92
Granted	—	—
Forfeited	(113,776)	11.37
Vested	(183,556)	10.45

Outstanding as of September 30, 2020	160,925	$13.88

Employee restricted stock activity for years ended 2019 and 2018 is as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2017	3,534,436	$0.36
Granted	509,379	12.39
Forfeited	(89,047)	2.50
Vested	(2,278,495)	0.78

Outstanding as of December 31, 2018	1,676,273	3.01
Granted	150,800	17.54
Forfeited	(97,150)	7.19
Vested	(1,271,666)	1.97

Outstanding as of December 31, 2019	458,257	$10.92